UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09151
Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.6%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 3.3%
$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,055,640

		$1,055,640

Cogeneration — 5.0%
$315	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$319,835
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	399,130
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	370,675
625	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	496,756

		$1,586,396

Electric Utilities — 3.2%
$600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$479,406
600	York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	529,008

		$1,008,414

Escrowed/Prerefunded — 4.3%
$600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$674,532
600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	693,060

		$1,367,592

General Obligations — 8.0%
$500	Chester County, 5.00%, 7/15/27(1)	$523,915
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	982,360
1,000	Philadelphia School District, 6.00%, 9/1/38	1,047,200

		$2,553,475

Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$72,690

		$72,690

Hospital — 14.3%
$1,250	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	$1,054,925
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,082,175
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,052,720
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	859,435
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	507,815

		$4,557,070

Housing — 16.2%
$515	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$432,275
1,170	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 5.00%, 5/1/35	1,060,687
990	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	811,533
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,102,536
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	863,830
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	885,640

		$5,156,501

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 7.9%
$500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	$465,830
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	964,380
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	398,705
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	691,238

		$2,520,153

Insured-Education — 26.6%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$502,815
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,675,173
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	1,066,252
2,000	Pennsylvania Higher Educational Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,001,320
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 5.00%, 4/1/33	958,080
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	490,995
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	509,120
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	378,255
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	872,559

		$8,454,569

Insured-Electric Utilities — 1.7%
$630	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (MBIA), 4.75%, 2/15/27	$533,049

		$533,049

Insured-Escrowed/Prerefunded — 19.9%
$650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	$684,730
1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,600,304
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	2,672,645
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,351,760

		$6,309,439

Insured-General Obligations — 2.6%
$500	Beaver County, (FSA), 5.55%, 11/15/31	$515,630
300	West Mifflin Area School District, (FSA), 5.125%, 4/1/31	300,549

		$816,179

Insured-Hospital — 14.2%
$500	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	$414,280
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(2)	1,225,246
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,247,100
2,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,633,060

		$4,519,686

Insured-Lease Revenue/Certificates of Participation — 6.3%
$1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,175,127
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	819,022

		$1,994,149

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 6.2%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$967,280
9,870	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	391,839
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	152,134
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	280,663
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	163,170

		$1,955,086

Insured-Transportation — 13.0%
$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$1,000,660
500	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	451,040
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	949,182
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,742,787

		$4,143,669

Insured-Water and Sewer — 7.1%
$275	Allegheny County Sanitation Authority, (BHAC), (MBIA), 5.00%, 12/1/22	$288,541
585	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 2/1/40	455,809
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 11/1/36	690,559
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	475,780
360	Philadelphia Water and Wastewater Revenue, (FGIC), 5.00%, 11/1/31	331,556

		$2,242,245

Senior Living/Life Care — 5.7%
$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$623,110
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	363,120
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	448,065
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	162,732
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	227,832

		$1,824,859

Transportation — 4.6%
$40	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$39,915
485	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	429,633
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	201,871
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	778,710

		$1,450,129

Water and Sewer — 4.3%
$750	Harrisburg Water Authority, 5.25%, 7/15/31	$751,605
750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	599,910

		$1,351,515

Total Tax-Exempt Investments — 174.6% (identified cost $60,618,837)		$55,472,505

Short-Term Investments — 1.6%

Principal
Amount
(000’s omitted)	Security	Value
$500	Harrisburg Authority, School Revenue, (AMBAC), (SPA: WestLB AG), Variable Rate, 10.50%, 12/1/27(4)	$500,000

Total Short-Term Investments — 1.6% (identified cost $500,000)		$500,000

Total Investments — 176.2% (identified cost $61,118,837)		$55,972,505

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.7)%		$(21,177,785)

Other Assets, Less Liabilities — (9.5)%		$(3,024,592)

Net Assets Applicable to Common Shares — 100.0%		$31,770,128

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	MBIA Insurance Corp. of Illinois
SPA	-	Standby Bond Purchase Agreement

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 12.5% of the Trust’s total investments at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 56.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 19.3% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)		Security represents the underlying municipal bond of a tender option bond trust.
(3)		Security is in default with respect to scheduled principal payments.
(4)		Variable rate demand obligation. The stated interest rate represents the rate in effect at February 28, 2009.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	95 U.S. Treasury Bond	Short	$(12,032,011)	$(11,717,656)	$314,355

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$912,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009/ September 14, 2039	$(202,521)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $314,355 and $202,521, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,094,048

Gross unrealized appreciation	$733,118
Gross unrealized depreciation	(5,889,661)

Net unrealized depreciation	$(5,156,543)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$314,355
Level 2	Other Significant Observable Inputs	55,972,505	(202,521)
Level 3	Significant Unobservable Inputs	—	—

Total		$55,972,505	$111,834

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 16, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 16, 2009